MITCHELL HUTCHINS SERIES TRUST--TACTICAL ALLOCATION PORTFOLIO  ANNUAL REPORT

                                                               February 16, 1999

Dear Contract Owner,

We are pleased to present you with the first annual report for the Mitchell Hutchins Series Trust-- Tactical Allocation Portfolio, covering the period from commencement of operations on September 28, 1998 through December 31, 1998.

MARKET REVIEW
----------------------------------------------------------------------------
[BAR ICON]

      The U.S. market experienced both positives and negatives during the first half of 1998: stable interest rates and low inflation on one hand, and the continuing Asian crisis and worries about corporate earnings on the other. The market became extremely volatile in August when investors pulled money out of stocks in response to increased global uncertainty. Concerns about exposure to over-leveraged hedge funds and emerging markets caused a sell-off in financial-services stocks as investors backed away from potential credit quality and liquidity problems. Weakness in global markets also hurt U.S. companies sensitive to export growth.

   The stock market rallied, however, after the Federal Reserve cut interest rates in September, October and November, and other central banks followed suit in anticipation of the new euro currency. Many sectors that had lagged from August through October -- especially technology and financial services -- rebounded by year-end. The S&P 500 Index gained 28.6% for the full year -- its fourth straight year of gains over 20%. In addition, the rally broadened beyond the largest 20 or so stocks in the Index to include some mid- and small-capitalization stocks.

PORTFOLIO REVIEW
----------------------------------------------------------------------------

   The Portfolio attempts to outperform the S&P 500 Index (the "Index") over the long term with less volatility by shifting assets between stocks and bonds or cash. Management employs the Tactical Allocation Model (the "Model") to determine the Portfolio's asset mix between an equity portion designed to track the performance of the Index and a fixed-income portion consisting of either bonds (five-year U.S. Treasury notes) or cash (30-day U.S. Treasury bills). The Portfolio may deviate from the recommendations of the Model in certain instances, including meeting certain diversification requirements. For example, as stated in the Prospectus, the Portfolio may not invest more than 50% of its total assets in U.S. Treasury obligations, even if the Model indicates a higher percentage.

   The Model is a systematic, quantitative approach to calculating the risk premium -- the return advantage -- of stocks and bonds. The Model compares the expected return of the stock market and of bonds with the "risk-free" asset (the one-year Treasury bill) to determine the equity risk

ANNUAL REPORT

premium (ERP) and bond risk premium (BRP). The ERP reflects whether investors are being compensated adequately for the risk of owning stocks. If so, the Portfolio will invest in the stock market in order to take advantage of the return potential that stocks provide.

   The Portfolio commenced operations on September 28, 1998 with a 100% allocation to stocks. Stock prices were relatively low and the market was beginning to recover from the volatility of the previous month. These conditions helped the Portfolio's return. The Portfolio remained 100% invested in stocks as of December 31, 1998.

   In recent years a large of proportion of the Index's total return has come from a narrow subset of stocks. Of course, the reason to own the Index is to benefit from its performance regardless of which stocks contribute to its return. The financial services and technology sectors have grown significantly over the last several years and as a result have increased as a percentage of the Index. The Portfolio's indexing approach exploits these sector gains by reflecting them in its asset allocation.

TOP FIVE EQUITY SECTORS(1)

------------------------------
Financial services       18.7%
Technology               15.9
Consumer cyclical        13.8
Healthcare               12.3
Consumer
noncyclical              10.8
------------------------------

   Our ultimate objective in managing your investments is to help you successfully meet your financial goals. We thank you for your continued support and welcome any comments or questions you may have.

Sincerely,

/s/ MARGO ALEXANDER

MARGO ALEXANDER
President
Mitchell Hutchins Asset Management Inc.

(1) All weightings represent percentages of portfolio assets as of December 31, 1998. The Portfolio is actively managed and all weightings are subject to change.

MITCHELL HUTCHINS SERIES TRUST--TACTICAL ALLOCATION PORTFOLIO      ANNUAL REPORT

PERFORMANCE AT A GLANCE
----------------------------------------------------------------------------
Comparison of change in value of a $10,000 investment in the Tactical Allocation Portfolio and the S&P 500 Index

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

            Tactical Allocation Portfolio   S&P 500 Index
09/30/98                          $10,000           $10,000
10/31/98                          $11,150           $10,812
11/30/98                          $11,817           $11,467
12/31/98                          $12,498           $12,128

   The graph depicts the performance of the Tactical Allocation Portfolio versus the S&P 500 Index, from September 30, 1998 through December 31, 1998. It is important to note that the Tactical Allocation Portfolio is a professionally managed mutual fund while the Index is not available for investment and is unmanaged. The comparison is shown for illustrative purposes only.

TOTAL RETURN, PERIOD ENDED 12/31/98

----------------------
Life*           24.98%
----------------------

* Life = return since commencement of operations on 9/28/98.

   Past performance does not guarantee future performance. Figures assume reinvestment of all dividends and capital gain distributions, if any, at net asset value on the payable dates and do not include sales charges. Performance relates to the Portfolio and does not reflect separate account charges applicable to variable annuity contracts.

   The return and principal value of an investment will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost.

Sources: Lipper Inc. and PaineWebber Inc.

MITCHELL HUTCHINS SERIES TRUST--TACTICAL ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS                                       DECEMBER 31, 1998

 NUMBER OF
  SHARES                                         VALUE
-----------                                   -----------
COMMON STOCKS--100.47%
AGRICULTURE, FOOD & BEVERAGE--4.87%
     1,400   Archer-Daniels-Midland Co......  $    24,063
       600   Bestfoods Co...................       31,950
     1,000   Campbell Soup Co...............       55,000
       900   Coca-Cola Enterprises, Inc.....       32,175
     1,100   Conagra, Inc...................       34,650
       300   General Mills, Inc.............       23,325
       800   Heinz, H. J. and Co............       45,300
       300   Hershey Foods Corp.............       18,656
       900   Kellogg Co.....................       30,712
     3,300   Pepsico, Inc...................      135,094
       600   Pioneer Hi-Bred International,
               Inc..........................       16,200
       300   Quaker Oats Co.................       17,850
       800   RJR Nabisco Holdings Corp......       23,750
     2,100   Sara Lee Corp..................       59,194
       300   Supervalue, Inc................        8,400
       800   Sysco Corp.....................       21,950
     5,600   The Coca-Cola Co...............      374,500
     1,400   Unilever N.V...................      116,112
       300   Wrigley, Wm. Jr. Co............       26,869
                                              -----------
                                                1,095,750
                                              -----------
AIRLINES--0.30%
       400   AMR Corp.*.....................       23,750
       300   Delta Air Lines, Inc...........       15,600
       800   Southwest Airlines Co..........       17,950
       200   US Airways Group, Inc.*........       10,400
                                              -----------
                                                   67,700
                                              -----------
ALCOHOL--0.57%
     1,100   Anheuser-Busch Companies,
               Inc..........................       72,187
       200   Brown Forman Corp..............       15,138
       100   Coors Adolph Co................        5,644
       900   Seagram Co. Ltd................       34,200
                                              -----------
                                                  127,169
                                              -----------
APPAREL, RETAIL--0.53%
     1,300   Gap, Inc.......................       73,125
       500   Limited, Inc...................       14,562
       300   Nordstrom, Inc.................       10,406
       700   TJX Companies, Inc.............       20,300
                                              -----------
                                                  118,393
                                              -----------
APPAREL, TEXTILES--0.22%
       200   Liz Claiborne, Inc.............        6,313
       700   Nike, Inc......................       28,394
       300   V. F. Corp.....................       14,062
                                              -----------
                                                   48,769
                                              -----------
 NUMBER OF
  SHARES                                         VALUE
-----------                                   -----------

BANKS--8.26%
     2,700   Bank One Corp..................  $   137,869
     3,900   BankAmerica Corp...............      234,487
       200   Bankers Trust New York Corp....       17,088
       700   Bank of Boston Corp............       27,256
     1,700   Bank of New York Co., Inc......       68,425
       700   BB & T Corp....................       28,219
     1,900   Chase Manhattan Corp...........      129,319
     5,100   Citigroup, Inc.................      252,450
       400   Comerica, Inc..................       27,275
       600   Fifth Third Bancorp............       42,787
     2,200   First Union Corp...............      133,787
       500   Firstar Corp...................       46,625
     1,300   Fleet Financial Group, Inc.....       58,094
       500   Huntington Bancshares, Inc.....       15,031
       400   J.P. Morgan & Co., Inc.........       42,025
     1,000   KeyCorp........................       32,000
       600   Mellon Bank Corp...............       41,250
       400   Mercantile Bancorporation,
               Inc..........................       18,450
       700   National City Corp.............       50,750
       300   Northern Trust Corp............       26,194
       700   PNC Bank Corp..................       37,887
       500   Regions Financial Corp.........       20,156
       300   Republic New York Corp.........       13,669
       400   State Street Corp..............       27,825
       400   Summit Bancorp, Inc............       17,475
       500   Suntrust Banks, Inc............       38,250
       600   Synovus Financial Corp.........       14,625
       300   Union Planters Corp............       13,594
     1,600   US Bancorp, Inc................       56,800
       500   Wachovia Corp..................       43,719
     3,600   Wells Fargo and Co.............      143,775
                                              -----------
                                                1,857,156
                                              -----------
CHEMICALS--2.30%
     1,300   Allied-Signal, Inc.............       57,606
       500   Air Products & Chemicals,
               Inc..........................       20,000
       200   Ashland, Inc...................        9,675
       300   Avery Dennison Corp............       13,519
       500   Dow Chemical Co................       45,469
     2,500   DuPont (E.I.) de Nemours &
               Co...........................      132,656
       200   Eastman Chemical Co............        8,950
       300   Ecolab, Inc....................       10,856
       300   Engelhard Corp.................        5,850
       100   FMC Corp.*.....................        5,600
       100   Great Lakes Chemical Corp......        4,000
       200   Hercules, Inc..................        5,475
       900   Minnesota Mining &
               Manufacturing Co.............       64,012
       300   Morton International, Inc......        7,350
       200   Nalco Chemical Co..............        6,200

MITCHELL HUTCHINS SERIES TRUST--TACTICAL ALLOCATION PORTFOLIO

 NUMBER OF
  SHARES                                         VALUE
-----------                                   -----------
COMMON STOCKS--(CONTINUED)
CHEMICALS--(CONCLUDED)
       800   Occidental Petroleum Corp......  $    13,500
       400   PPG Industries, Inc............       23,300
       400   Praxair, Inc...................       14,100
       400   Rohm & Haas Co.................       12,050
       200   Sealed Air Corp.*..............       10,212
       400   Sherwin Williams Co............       11,750
       400   Tenneco, Inc...................       13,625
       300   Union Carbide Corp.............       12,750
       300   Westvaco Corp..................        8,044
                                              -----------
                                                  516,549
                                              -----------
COMPUTER HARDWARE--7.60%
       800   3Com Corp.*....................       35,850
       300   Apple Computer, Inc.*..........       12,281
       500   Ascend Communications, Inc.*...       32,875
       400   Cabletron Systems, Inc.*.......        3,350
     1,900   Cendant Corp.*.................       36,219
     3,600   Cisco Systems, Inc.*...........      334,125
     3,800   Compaq Computer Corp...........      159,362
     2,900   Dell Computer Corp.*...........      212,244
     1,100   EMC Corp.*.....................       93,500
       400   Gateway 2000, Inc..............       20,475
     2,300   Hewlett-Packard Co.............      157,119
     2,100   International Business
               Machines.....................      387,975
       600   Pitney Bowes, Inc..............       39,638
       600   Seagate Technology, Inc.*......       18,150
       500   Silicon Graphics, Inc.*........        6,438
       900   Sun Microsystems, Inc.*........       77,062
       700   Xerox Corp.....................       82,600
                                              -----------
                                                1,709,263
                                              -----------
COMPUTER SOFTWARE--4.64%
       200   Adobe Systems, Inc.............        9,350
       100   Autodesk, Inc..................        4,269
       500   BMC Software, Inc.*............       22,281
     1,200   Computer Associates
               International, Inc...........       51,150
       400   Compuware Corp.*...............       31,250
     5,600   Microsoft Corp.*...............      776,650
       800   Novell, Inc.*..................       14,500
     2,200   Oracle Systems Corp.*..........       94,875
       600   Parametric Technology Corp.*...        9,825
       500   Peoplesoft, Inc.*..............        9,469
       600   Unisys Corp.*..................       20,662
                                              -----------
                                                1,044,281
                                              -----------
CONSTRUCTION, REAL PROPERTY--0.25%
       100   Armstrong World Industries,
               Inc..........................        6,031
       200   Black & Decker Corp............       11,212
       100   Centex Corp....................        4,506
 NUMBER OF
  SHARES                                         VALUE
-----------                                   -----------

CONSTRUCTION, REAL PROPERTY--(CONCLUDED)
       200   Fluor Corp.....................  $     8,513
       800   Masco Corp.....................       23,000
       100   Owens-Corning Fiberglass.......        3,544
                                              -----------
                                                   56,806
                                              -----------
CONSUMER DURABLES--0.11%
       200   Maytag Corp....................       12,450
       200   Whirlpool Corp.................       11,075
                                              -----------
                                                   23,525
                                              -----------
DEFENSE/AEROSPACE - 0.85%
     2,300   Boeing Co......................       75,037
       300   General Dynamics Corp..........       17,588
       200   Goodrich, B.F. Co..............        7,175
       400   Lockheed Martin Corp...........       33,900
       200   Northrop Grumman Corp..........       14,625
       800   Raytheon Co....................       42,600
                                              -----------
                                                  190,925
                                              -----------
DIVERSIFIED RETAIL--3.10%
       500   Costco Companies, Inc.*........       36,094
     1,000   Dayton Hudson Corp.............       54,250
       300   Dillard Department Stores,
               Inc..........................        8,513
       500   Federated Department Stores,
               Inc.*........................       21,781
       400   Fred Meyer, Inc................       24,100
     1,100   K Mart Corp.*..................       16,844
       400   Kohls Corp.*...................       24,575
       500   May Department Stores Co.......       30,187
       600   Penney, J.C., Inc..............       28,125
       900   Sears Roebuck & Co.............       38,250
     5,100   Wal Mart Stores, Inc...........      415,331
                                              -----------
                                                  698,050
                                              -----------
DRUGS & MEDICINE--9.06%
       200   Allergan, Inc..................       12,950
       200   Alza Corp.*....................       10,450
     3,000   American Home Products Corp....      168,938
       600   Amgen, Inc.*...................       62,738
     2,200   Bristol-Myers Squibb Co........      294,387
       500   Cardinal Health, Inc...........       37,938
     2,500   Lilly, Eli & Co................      222,187
     2,700   Merck & Co., Inc...............      398,756
     1,400   Monsanto Co....................       66,500
     2,900   Pfizer, Inc....................      363,769
     1,200   Pharmacia & Upjohn, Inc........       67,950
     3,300   Schering-Plough Corp...........      182,325
       200   Sigma Aldrich Corp.............        5,875

MITCHELL HUTCHINS SERIES TRUST--TACTICAL ALLOCATION PORTFOLIO

 NUMBER OF
  SHARES                                         VALUE
-----------                                   -----------
COMMON STOCKS--(CONTINUED)
DRUGS & MEDICINE--(CONCLUDED)
     1,900   Warner Lambert Co..............  $   142,856
                                              -----------
                                                2,037,619
                                              -----------
ELECTRIC UTILITIES--2.43%
       400   AES Corp.*.....................       18,950
       300   Ameren Corp....................       12,806
       400   American Electric Power,
               Inc..........................       18,825
       300   Baltimore Gas & Electric Co....        9,263
       300   Carolina Power & Light Co......       14,119
       500   Central & South West Corp......       13,719
       400   Cinergy Corp...................       13,750
       500   Consolidated Edison Co. of New
               York, Inc....................       26,437
       400   Dominion Resources, Inc........       18,700
       300   DTE Energy Co..................       12,863
       800   Duke Energy Co.................       51,250
       800   Edison International, Inc......       22,300
       600   Entergy Corp...................       18,675
       500   Firstenergy Corp...............       16,281
       400   FPL Group, Inc.................       24,650
       300   General Public Utilities
               Corp.........................       13,256
       600   Houston Industries, Inc........       19,275
       300   New Century Energies, Inc......       14,625
       400   Niagara Mohawk Power Corp.*....        6,450
       400   Northern States Power Co.......       11,100
       700   PacifiCorp.....................       14,744
       500   PECO Energy Co.................       20,813
       400   Pennsylvania Power & Light
               Co...........................       11,150
       900   PG&E Corp......................       28,350
       500   Public Service Enterprise
               Group, Inc...................       20,000
     1,600   Southern Co....................       46,500
       600   Texas Utilities Co.............       28,012
       500   Unicom Corp....................       19,281
                                              -----------
                                                  546,144
                                              -----------
ELECTRICAL EQUIPMENT--2.97%
       500   Corning, Inc...................       22,500
       200   Eaton Corp.....................       14,138
       400   General Instrument Corp.*......       13,575
       200   Harris Corp....................        7,325
       300   Honeywell, Inc.................       22,594
       200   Johnson Controls, Inc..........       11,800
     3,000   Lucent Technologies, Inc.......      330,000
     1,400   Motorola, Inc..................       85,487
     1,500   Northern Telecommunications
               Ltd..........................       75,188
       100   Perkin Elmer Corp..............        9,756
       200   Raychem Corp...................        6,463
       200   Scientific-Atlanta, Inc........        4,563
       300   Solectron Corp.*...............       27,881
 NUMBER OF
  SHARES                                         VALUE
-----------                                   -----------

ELECTRICAL EQUIPMENT--(CONCLUDED)
       100   Tektronix, Inc.................  $     3,006
       400   Tellabs, Inc.*.................       27,425
       400   Thermo Electron Corp.*.........        6,775
                                              -----------
                                                  668,476
                                              -----------
ELECTRICAL POWER--0.61%
       500   AMP, Inc.......................       26,031
       200   Andrew Corp.*..................        3,300
       200   Cooper Industries, Inc.........        9,538
     1,000   Emerson Electric Co............       60,500
       200   Grainger,W.W., Inc.............        8,325
       100   Phelps Dodge Corp..............        5,088
       400   Rockwell International Corp....       19,425
       100   Thomas & Betts Corp............        4,331
                                              -----------
                                                  136,538
                                              -----------
ENERGY RESERVES & PRODUCTION--4.97%
       200   Amerada Hess Corp..............        9,950
       300   Anadarko Petroleum Corp........        9,263
       200   Apache Corp....................        5,063
       700   Atlantic Richfield Co..........       45,675
       400   Burlington Resources, Inc......       14,325
     1,500   Chevron Corp...................      124,406
     5,500   Exxon Corp.....................      402,187
       100   Kerr-McGee Corp................        3,825
     1,800   Mobil Corp.....................      156,825
       300   Oryx Energy Co.*...............        4,031
       600   Phillips Petroleum Co..........       25,575
     4,800   Royal Dutch Petroleum Co.......      229,800
     1,200   Texaco, Inc....................       63,450
       600   Union Pacific Resources Group,
               Inc..........................        5,438
       600   Unocal Corp....................       17,512
                                              -----------
                                                1,117,325
                                              -----------
ENTERTAINMENT--0.30%
     1,300   Carnival Corp..................       62,400
       200   King World Productions,
               Inc.*........................        5,887
                                              -----------
                                                   68,287
                                              -----------
ENVIRONMENTAL SERVICES--0.32%
       400   Browning Ferris Industries,
               Inc..........................       11,375
     1,300   Waste Management, Inc..........       60,613
                                              -----------
                                                   71,988
                                              -----------
FINANCIAL SERVICES--6.60%
     1,000   American Express Co............      102,250
       400   AON Corp.......................       22,150
     1,600   Associates First Capital
               Corp.........................       67,800

MITCHELL HUTCHINS SERIES TRUST--TACTICAL ALLOCATION PORTFOLIO

 NUMBER OF
  SHARES                                         VALUE
-----------                                   -----------
COMMON STOCKS--(CONTINUED)
FINANCIAL SERVICES--(CONCLUDED)
       200   Block, H&R, Inc................  $     9,000
       100   Capital One Financial Corp.....       11,500
       300   Countrywide Credit Industries,
               Inc..........................       15,056
       400   Dun & Bradstreet Corp..........       12,625
       300   Equifax, Inc...................       10,256
     1,500   Federal Home Loan Mortgage
               Corp.........................       96,656
     2,300   Federal National Mortgage
               Association..................      170,200
     7,400   General Electric Co............      755,262
     1,100   Household International,
               Inc..........................       43,588
       600   Marsh & McLennan Companies,
               Inc..........................       35,063
     1,700   MBNA Corp......................       42,394
       500   SunAmerica, Inc................       40,562
       400   SLM Holding Corp...............       19,200
       400   Textron, Inc...................       30,375
                                              -----------
                                                1,483,937
                                              -----------
FOOD RETAIL--0.79%
       600   Albertson's, Inc...............       38,212
       600   American Stores Co.............       22,163
       600   Kroger Co.*....................       36,300
     1,100   Safeway, Inc.*.................       67,031
       300   Winn Dixie Stores, Inc.........       13,463
                                              -----------
                                                  177,169
                                              -----------
FOREST PRODUCTS, PAPER--0.95%
       100   Bemis, Inc.....................        3,794
       100   Boise Cascade Corp.............        3,100
       200   Champion International Corp....        8,100
       500   Fort James Corp................       20,000
       200   Georgia-Pacific Corp...........       11,712
       700   International Paper Co.........       31,369
     1,200   Kimberly Clark Corp............       65,400
       300   Louisiana Pacific Corp.........        5,494
       300   Mead Corp......................        8,794
       100   Temple-Inland, Inc.............        5,931
       200   Union Camp Corp................       13,500
       500   Weyerhaeuser Co................       25,406
       300   Willamette Industries, Inc.....       10,050
                                              -----------
                                                  212,650
                                              -----------
FREIGHT, AIR, SEA & LAND--0.15%
       300   FDX Corp.*.....................       26,700
       800   Laidlaw, Inc...................        8,050
                                              -----------
                                                   34,750
                                              -----------
GAS UTILITY--0.19%
       200   Columbia Energy Group..........       11,550
       200   Consolidated Natural Gas Co....       10,800
 NUMBER OF
  SHARES                                         VALUE
-----------                                   -----------

GAS UTILITY--(CONCLUDED)
       100   NICOR, Inc.....................  $     4,225
       100   Peoples Energy Corp............        3,988
       500   Sempra Energy..................       12,687
                                              -----------
                                                   43,250
                                              -----------
HEAVY MACHINERY--0.31%
       200   Case Corp......................        4,363
       800   Caterpillar, Inc...............       36,800
       100   Cummins Engine Co., Inc........        3,550
       600   Deere & Co.....................       19,875
       200   McDermott International,
               Inc..........................        4,937
                                              -----------
                                                   69,525
                                              -----------
HOTELS--0.10%
       300   Harrah's Entertainment,
               Inc.*........................        4,706
       600   Hilton Hotels Corp.............       11,475
       400   Mirage Resorts, Inc.*..........        5,975
                                              -----------
                                                   22,156
                                              -----------
HOUSEHOLD PRODUCTS--2.63%
       100   Alberto Culver Co..............        2,669
       600   Avon Products, Inc.............       26,550
       200   Clorox Co......................       23,363
       700   Colgate-Palmolive Co...........       65,012
       400   Fortune Brands, Inc............       12,650
     2,500   Gillette Co....................      120,781
       300   International Flavors and
               Fragrances...................       13,256
       100   National Service Industries,
               Inc..........................        3,800
       400   Newell Co......................       16,500
     3,000   Procter & Gamble Co............      273,937
       700   Ralston Purina Co..............       22,663
       300   Rubbermaid, Inc................        9,431
                                              -----------
                                                  590,612
                                              -----------
INDUSTRIAL PARTS--0.79%
       200   Crane Co.......................        6,038
       300   Danaher Corp...................       16,294
       500   Dover Corp.....................       18,312
       600   Illinois Tool Works, Inc.......       34,800
       400   Ingersoll Rand Co..............       18,775
       300   Pall Corp......................        7,594
       300   Parker-Hannifin Corp...........        9,825
       200   Snap-On, Inc...................        6,963
       200   Stanley Works..................        5,550
       500   United Technologies Corp.......       54,375
                                              -----------
                                                  178,526
                                              -----------

MITCHELL HUTCHINS SERIES TRUST--TACTICAL ALLOCATION PORTFOLIO

 NUMBER OF
  SHARES                                         VALUE
-----------                                   -----------
COMMON STOCKS--(CONTINUED)
INDUSTRIAL SERVICES/SUPPLIES--0.02%
       200   Ryder Systems, Inc.............  $     5,200
                                              -----------
INFORMATION & COMPUTER SERVICES--2.12%
     1,000   America Online*................      160,000
       700   Automatic Data Processing,
               Inc..........................       56,131
       200   Ceridian Corp.*................       13,963
       400   Computer Sciences Corp.*.......       25,775
     1,100   Electronic Data Systems
               Corp.........................       55,275
     1,000   First Data Corp................       31,687
     1,100   HBO & Co.......................       31,556
       400   IMS Health, Inc................       30,175
       300   Interpublic Group Companies,
               Inc..........................       23,925
       400   Omnicom Group..................       23,200
       400   Paychex, Inc...................       20,575
       100   Shared Medical System Corp.....        4,988
                                              -----------
                                                  477,250
                                              -----------
LEISURE--0.37%
       200   Brunswick Corp.................        4,950
       700   Eastman Kodak Co...............       50,400
       300   Hasbro, Inc....................       10,837
       700   Mattel, Inc....................       15,969
                                              -----------
                                                   82,156
                                              -----------
LIFE INSURANCE--1.05%
       300   Aetna Life & Casualty Co.......       23,587
       600   American General Corp..........       46,800
       500   CIGNA Corp.....................       38,656
       700   Conseco, Inc...................       21,394
       200   Jefferson-Pilot Corp...........       15,000
       200   Lincoln National Corp..........       16,363
       300   Provident Companies, Inc.......       12,450
       300   Providian Corp.................       22,500
       300   Torchmark, Inc.................       10,594
       100   Transamerica Corp..............       11,550
       300   UNUM Corp......................       17,512
                                              -----------
                                                  236,406
                                              -----------
LONG DISTANCE & PHONE COMPANIES--7.92%
       600   Alltel Corp....................       35,888
     2,500   Ameritech Corp.................      158,437
     4,100   AT&T Corp......................      308,525
     3,500   Bell Atlantic Corp.............      185,500
     4,400   BellSouth Corp.................      219,450
       400   Frontier Corp..................       13,600
     2,200   GTE Corp.......................      143,000
     4,100   MCI WorldCom, Inc.*............      294,175
     4,400   SBC Communications, Inc........      235,950
     1,000   Sprint Corp....................       84,125
 NUMBER OF
  SHARES                                         VALUE
-----------                                   -----------

LONG DISTANCE & PHONE COMPANIES--(CONCLUDED)
     1,100   U.S. West, Inc.................  $    71,087
     1,000   Williams Companies, Inc........       31,187
                                              -----------
                                                1,780,924
                                              -----------
MEDIA--2.91%
     1,600   CBS Corp.......................       52,400
       600   Clear Channel
               Communications*..............       32,700
       800   Comcast Corp., Class A
               Special......................       46,950
     1,400   Mediaone Group, Inc.*..........       65,800
     1,200   Tele-Communications, Inc. Class
               A*...........................       66,375
     2,800   Time Warner, Inc...............      173,775
       300   Tribune Co.....................       19,800
       800   Viacom, Inc., Class B*.........       59,200
     4,600   Disney, Walt Co................      138,000
                                              -----------
                                                  655,000
                                              -----------
MEDICAL PRODUCTS--3.42%
     3,400   Abbott Laboratories............      166,600
       100   Bard, C.R., Inc................        4,950
       100   Bausch & Lomb, Inc.............        6,000
       600   Baxter International, Inc......       38,587
       600   Becton, Dickinson & Co.........       25,613
       300   Biomet, Inc....................       12,075
       900   Boston Scientific Corp.*.......       24,131
       300   Guidant Corp...................       33,075
     3,000   Johnson & Johnson..............      251,625
       200   Mallinckrodt Group, Inc........        6,163
     1,100   Medtronic, Inc.................       81,675
       200   St. Jude Medical, Inc..........        5,538
     1,500   Tyco International Ltd.........      113,156
                                              -----------
                                                  769,188
                                              -----------
MEDICAL PROVIDERS--0.56%
     1,500   Columbia/HCA Healthcare
               Corp.........................       37,125
       300   HCR Manor Care, Inc.*..........        8,813
     1,000   HEALTHSOUTH Corp.*.............       15,438
       400   Humana, Inc.*..................        7,125
       600   Service Corp. International....       22,837
       700   Tenet Healthcare Corp.*........       18,375
       400   United Healthcare Corp.........       17,225
                                              -----------
                                                  126,938
                                              -----------
MINING & METALS--0.48%
       500   Alcan Aluminum Ltd.............       13,531
       500   Allegheny Teldyne, Inc.........       10,219
       400   Aluminum Co. of America........       29,825
       100   Ball Corp......................        4,575
       300   Crown Cork & Seal, Inc.........        9,244

MITCHELL HUTCHINS SERIES TRUST--TACTICAL ALLOCATION PORTFOLIO

 NUMBER OF
  SHARES                                         VALUE
-----------                                   -----------
COMMON STOCKS--(CONTINUED)
MINING & METALS--(CONCLUDED)
       500   Inco Ltd.......................  $     5,281
       200   Nucor Corp.....................        8,650
       400   Owens Illinois, Inc.*..........       12,250
       200   Reynolds Metals Co.............       10,537
       200   USX-U.S. Steel Group, Inc......        4,600
                                              -----------
                                                  108,712
                                              -----------
MOTOR VEHICLES AND PARTS--1.59%
       200   Cooper Tire & Rubber Co........        4,087
       400   DANA Corp......................       16,350
     2,700   Ford Motor Co..................      158,456
     1,500   General Motors Corp............      107,344
       400   Genuine Parts Co...............       13,375
       400   Goodyear Tire & Rubber Co......       20,175
       200   ITT Industries, Inc............        7,950
       200   Navistar International
               Corp.*.......................        5,700
       200   Paccar, Inc....................        8,225
       300   TRW, Inc.......................       16,856
                                              -----------
                                                  358,518
                                              -----------
OIL REFINING--0.42%
       500   Coastal Corp...................       17,469
       700   Enron Corp.....................       39,944
       300   Sonat, Inc.....................        8,119
       200   Sunoco, Inc....................        7,213
       700   USX-Marathon Group.............       21,087
                                              -----------
                                                   93,832
                                              -----------
OIL SERVICES--0.44%
       800   Baker Hughes, Inc..............       14,150
     1,000   Halliburton Co.................       29,625
     1,200   Schlumberger Ltd...............       55,350
                                              -----------
                                                   99,125
                                              -----------
OTHER INSURANCE--2.16%
     1,800   Allstate Corp..................       69,525
     2,373   American International Group,
               Inc..........................      229,291
       400   Chubb Corp.....................       25,950
       400   Cincinnati Financial Corp......       14,650
       500   Hartford Financial Services
               Group, Inc...................       27,437
       300   Loews Corp.....................       29,475
       200   MBIA, Inc......................       13,113
       300   MGIC Investment Corp...........       11,944
       300   SAFECO Corp....................       12,881
       500   St. Paul Companies, Inc........       17,375
       200   The Progressive Corp...........       33,875
                                              -----------
                                                  485,516
                                              -----------
 NUMBER OF
  SHARES                                         VALUE
-----------                                   -----------

PRECIOUS METALS--0.18%
       900   Barrick Gold Corp..............  $    17,550
       400   Freeport-McMoran Copper & Gold,
               Inc..........................        4,175
       600   Homestake Mining Co............        5,513
       400   Newmont Mining Corp............        7,225
       600   Placer Dome, Inc...............        6,900
                                              -----------
                                                   41,363
                                              -----------
PUBLISHING--0.65%
       200   American Greetings Corp., Class
               A............................        8,212
       200   Deluxe Corp....................        7,312
       300   Donnelley, R.R. & Sons Co......       13,144
       200   Dow Jones & Co., Inc...........        9,625
       600   Gannett, Inc...................       38,700
       200   Harcourt General, Inc..........       10,638
       200   Knight Ridder, Inc.............       10,225
       200   McGraw-Hill Companies, Inc.....       20,375
       100   Meredith Corp..................        3,788
       400   New York Times Co., Class A....       13,875
       200   Times Mirror Co................       11,200
                                              -----------
                                                  147,094
                                              -----------
RAILROADS--0.50%
     1,100   Burlington Northern Santa Fe,
               Inc..........................       37,125
       500   CSX Corp.......................       20,750
       900   Norfolk Southern Corp..........       28,519
       600   Union Pacific Corp.............       27,037
                                              -----------
                                                  113,431
                                              -----------
RESTAURANTS--0.71%
       300   Darden Restaurants, Inc........        5,400
       600   Marriott International, Inc....       17,400
     1,500   McDonalds Corp.................      114,937
       300   Tricon Global Restaurants,
               Inc.*........................       15,038
       300   Wendy's International, Inc.....        6,544
                                              -----------
                                                  159,319
                                              -----------
SECURITIES & ASSET MANAGEMENT--1.07%
       300   Bear Stearns Company, Inc......       11,212
       900   Charles Schwab Corp............       50,569
       600   Franklin Resources, Inc........       19,200
       300   Lehman Brothers Holdings,
               Inc..........................       13,219
       800   Merrill Lynch & Co., Inc.......       53,400
     1,300   Morgan Stanley Dean Witter &
               Co...........................       92,300
                                              -----------
                                                  239,900
                                              -----------
SEMICONDUCTOR--2.73%
       300   Advanced Micro Devices,
               Inc.*........................        8,681
       800   Applied Materials, Inc.*.......       34,150

MITCHELL HUTCHINS SERIES TRUST--TACTICAL ALLOCATION PORTFOLIO

 NUMBER OF
  SHARES                                         VALUE
-----------                                   -----------
COMMON STOCKS--(CONCLUDED)
SEMICONDUCTOR--(CONCLUDED)
     3,800   Intel Corp.....................  $   450,537
       200   KLA-Tencor Corp.*..............        8,675
       300   LSI Logic Corp.*...............        4,838
       500   Micron Technology, Inc.........       25,281
       400   National Semiconductor
               Corp.*.......................        5,400
       900   Texas Instruments, Inc.........       77,006
                                              -----------
                                                  614,568
                                              -----------
SPECIALTY RETAIL--2.18%
       400   Autozone, Inc.*................       13,175
       200   Circuit City Stores, Inc.......        9,988
       300   Consolidated Stores Corp.*.....        6,056
       900   CVS Corp.......................       49,500
       400   Dollar General Corp............        9,450
     3,500   Home Depot, Inc................      214,156
       100   Longs Drug Stores Corp.........        3,750
       800   Lowe's Companies, Inc..........       40,950
       600   Rite Aid Corp..................       29,737
       700   Staples, Inc.*.................       30,581
       200   Tandy Corp.....................        8,238
       600   Toys R Us, Inc.*...............       10,125
 NUMBER OF
  SHARES                                         VALUE
-----------                                   -----------

SPECIALTY RETAIL--(CONCLUDED)
     1,100   Walgreen Co....................  $    64,419
                                              -----------
                                                  490,125
                                              -----------
THRIFT--0.26%
       100   Golden West Financial Corp.....        9,169
     1,300   Washington Mutual, Inc.........       49,644
                                              -----------
                                                   58,813
                                              -----------
TOBACCO--1.37%
     5,500   Phillip Morris Companies,
               Inc..........................      294,250
       400   UST, Inc.......................       13,950
                                              -----------
                                                  308,200
                                              -----------
WIRELESS TELECOMMUNICATIONS--0.59%
     1,300   Airtouch Communications,
               Inc.*........................       93,762
       700   Nextel Communications, Inc.*...       16,538
     1,000   Sprint Corp.*..................       23,125
                                              -----------
                                                  133,425
                                              -----------
Total Common Stocks (cost--$19,590,339).....   22,598,291
                                              -----------

PRINCIPAL
 AMOUNT                           MATURITY  INTEREST
  (000)                             DATE      RATE
---------                        ---------- --------

REPURCHASE AGREEMENT--3.82%
 $   860    Repurchase Agreement
              dated 12/31/98
              with State Street
              Bank & Trust
              Company,
              collateralized by
              $850,312 U.S.
              Treasury Notes,
              6.000% due 8/15/99
              (value--$877,947);
              proceeds: $860,382
              (cost--
              $860,000).........  01/04/99   4.000 %      860,000
                                                      -----------
Total Investments
 (cost--$20,450,339)--104.29%...                       23,458,291
Liabilities in excess of other
assets--(4.29%).................                        (964,754)
                                                      -----------
Net Assets--100.00%.............                      $22,493,537
                                                      -----------
                                                      -----------

-----------------

*          Non-Income producing security

                 See accompanying notes to financial statements

MITCHELL HUTCHINS SERIES TRUST--TACTICAL ALLOCATION PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES                            DECEMBER 31, 1998

ASSETS
Investments in securities, at value (cost--$20,450,339)...........................................    $23,458,291
Cash..............................................................................................          4,554
Receivable for investments sold...................................................................        309,149
Dividends and interest receivable.................................................................         22,083
Other assets......................................................................................            279
                                                                                                    ---------------
Total assets......................................................................................     23,794,356
                                                                                                    ---------------

LIABILITIES
Payable for investments purchased.................................................................      1,136,934
Dividends payable.................................................................................        147,421
Payable to investment adviser and administrator...................................................          8,710
Accrued expenses and other liabilities............................................................          7,754
                                                                                                    ---------------
Total liabilities.................................................................................      1,300,819
                                                                                                    ---------------

NET ASSETS
Beneficial interest shares of $0.001 par value outstanding--1,508,920 (unlimited number
  authorized).....................................................................................     19,437,441
Accumulated net realized gains from investment transactions.......................................         48,144
Net unrealized appreciation of investments........................................................      3,007,952
                                                                                                    ---------------
Net assets........................................................................................    $22,493,537
                                                                                                    ---------------
                                                                                                    ---------------
Net asset value, offering price and redemption value per share....................................         $14.91
                                                                                                    ---------------
                                                                                                    ---------------

                 See accompanying notes to financial statements

MITCHELL HUTCHINS SERIES TRUST--TACTICAL ALLOCATION PORTFOLIO

STATEMENT OF OPERATIONS

                                                                                                                  FOR THE PERIOD
                                                                                                                   SEPTEMBER 28,
                                                                                                                   1998+ THROUGH
                                                                                                                 DECEMBER 31, 1998
                                                                                                                 -----------------

INVESTMENT INCOME:
Dividends and interest (net of foreign withholding taxes)......................................................    $      63,405
                                                                                                                 -----------------

EXPENSES:
Investment advisory and administration.........................................................................           18,444
Legal and audit................................................................................................            9,325
Trustees' fees.................................................................................................            2,625
Reports and notices to shareholders............................................................................            2,145
Custody and accounting.........................................................................................            1,923
Transfer agency fees and related service expenses..............................................................              500
Other expenses.................................................................................................              125
                                                                                                                 -----------------
                                                                                                                          35,087
                                                                                                                 -----------------
Net investment income..........................................................................................           28,318
                                                                                                                 -----------------

REALIZED AND UNREALIZED GAINS FROM INVESTMENTS:
Net realized gains from investments............................................................................          167,248
Net change in unrealized appreciation/depreciation of investments..............................................        3,007,952
                                                                                                                 -----------------
NET REALIZED AND UNREALIZED GAINS FROM INVESTMENT ACTIVITIES...................................................        3,175,200
                                                                                                                 -----------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS...........................................................    $   3,203,518
                                                                                                                 -----------------
                                                                                                                 -----------------

---------------
+ Commencement of operations

                 See accompanying notes to financial statements

MITCHELL HUTCHINS SERIES TRUST--TACTICAL ALLOCATION PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

                                                                                                                  FOR THE PERIOD
                                                                                                                   SEPTEMBER 28,
                                                                                                                   1998+ THROUGH
                                                                                                                 DECEMBER 31, 1998
                                                                                                                 -----------------
FROM OPERATIONS:
Net investment income..........................................................................................    $      28,318
Net realized gains from investments............................................................................          167,248
Net change in unrealized appreciation/depreciation of investments..............................................        3,007,952
                                                                                                                 -----------------
Net increase in net assets resulting from operations...........................................................        3,203,518
                                                                                                                 -----------------

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income..........................................................................................          (28,368)
Net realized gains from investments............................................................................         (119,054)
                                                                                                                 -----------------
Total dividends and distributions to shareholders..............................................................         (147,422)
                                                                                                                 -----------------

FROM BENEFICIAL INTEREST TRANSACTIONS:
Net proceeds from the sale of shares...........................................................................       19,989,470
Cost of shares repurchased.....................................................................................         (552,029)
                                                                                                                 -----------------
Net increase in net assets from beneficial interest transactions...............................................       19,437,441
                                                                                                                 -----------------
Net increase in net assets.....................................................................................       22,493,537

NET ASSETS:
Beginning of period............................................................................................               --
                                                                                                                 -----------------
End of period..................................................................................................    $  22,493,537
                                                                                                                 -----------------
                                                                                                                 -----------------

---------------
+ Commencement of operations

                 See accompanying notes to financial statements

NOTES TO FINANCIAL STATEMENTS

ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

  Mitchell Hutchins Series Trust--Tactical Allocation Portfolio (the "Portfolio") is a diversified Portfolio of Mitchell Hutchins Series Trust (the "Fund"), which is organized under Massachusetts law by a Declaration of Trust dated November 21, 1986 and is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund operates as a series company currently offering thirteen Portfolios. Shares of the Portfolio are offered only to insurance company separate accounts which fund certain variable contracts.

  The Fund accounts separately for the assets, liabilities and operations for each Portfolio. Expenses directly attributable to each Portfolio are charged to that Portfolio's operations; expenses which are applicable to all Portfolios are allocated among them on a pro rated basis.

  Prior to the commencement of operations on September 28, 1998, the Portfolio had no activity other than the sale of one share for a total amount of $12.00 to Mitchell Hutchins Asset Management Inc. ("Mitchell Hutchins"), a wholly owned asset management subsidiary of PaineWebber Incorporated ("PaineWebber") and investment adviser and administrator of the Portfolio.

  The preparation of financial statements in accordance with generally accepted accounting principles requires the Fund's management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies:

  VALUATION OF INVESTMENTS--Securities that are listed on U.S. and foreign stock exchanges are valued at the last sale price on the day the securities are valued or, lacking any sales on such day, at the last available bid price. In cases where securities are traded on more than one exchange, the securities are generally valued on the exchange designated by Mitchell Hutchins as the primary market. Securities traded in the over-the-counter ("OTC") market and listed on The Nasdaq Stock Market, Inc. ("Nasdaq") are valued at the last available sale price, or last bid price available if no sale occurs, on Nasdaq prior to the time of valuation; other OTC securities (other than short-term debt securities described below) are valued at the last available bid price prior to the time of valuation. When market quotations are unavailable, securities are valued based upon appraisals received from a pricing service using a computerized matrix system or appraisals derived from information concerning the security or similar securities received from recognized dealers in those securities. The amortized cost method of valuation, which approximates market value, is used to value short-term debt obligations with sixty days or less remaining to maturity, unless the Fund's board of trustees determines that this does not represent fair value. Securities and assets for which market quotations are not readily available (including restricted securities subject to limitations as to their sale) are valued at fair value as determined in good faith by or under the direction of the Fund's board of trustees.

  REPURCHASE AGREEMENTS--The Portfolio's custodian takes possession of the collateral pledged for investments in repurchase agreements. The underlying collateral is valued daily on a mark-to-market basis to ensure that the value, including accrued interest, is at least equal to the repurchase price. In the event of default of the obligation to repurchase, the Portfolio has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation.

NOTES TO FINANCIAL STATEMENTS

Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/ or retention of the collateral may be subject to legal proceedings. The Portfolio may participate in joint repurchase agreement transactions with other funds managed by Mitchell Hutchins.

  INVESTMENT TRANSACTIONS AND INVESTMENT INCOME--Investment transactions are recorded on the trade date. Realized gains and losses from investment transactions are calculated using the identified cost basis. Dividend income and other distributions are recorded on the ex-dividend date ("ex-date"). Interest income is recorded on an accrual basis. Premiums are amortized and discounts are accreted as adjustments to interest income and the identified cost of investments.

  DIVIDENDS AND DISTRIBUTIONS--Dividends and distributions to shareholders are recorded on the ex-date. The amount of dividends and distributions are determined in accordance with federal income tax regulations, which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification.

INVESTMENT ADVISER AND ADMINISTRATOR

  The Fund's board of trustees has approved an investment advisory and administration contract with Mitchell Hutchins, under which Mitchell Hutchins serves as investment adviser and administrator of the Portfolio. In accordance with the Advisory Contract, the Portfolio pays Mitchell Hutchins an investment advisory and administration fee, which is computed daily and payable monthly, at an annual rate of 0.50% of the Portfolio's average daily net assets.

BANK LINE OF CREDIT

  The Portfolio may participate with other funds managed by Mitchell Hutchins in a $200 million committed credit facility ("Facility") to be utilized for temporary financing until the settlement of sales or purchases of portfolio securities, the repurchase or redemption of shares of the Portfolio at the request of the shareholders and other temporary or emergency purposes. In connection therewith, the Portfolio has agreed to pay commitment fees, pro rata, based on the relative asset size of the funds in the Facility. Interest is charged to the Portfolio at a rate based on prevailing market rates in effect at the time of borrowings. For the period September 28, 1998 (commencement of operations) through December 31, 1998, the Portfolio did not borrow under the Facility.

INVESTMENTS IN SECURITIES

  For federal income tax purposes, the cost of securities owned at December 31, 1998 was substantially the same as the cost of securities for financial statement purposes.

  At December 31, 1998, the components of net unrealized appreciation of investments were as follows:

Gross appreciation (investments having an excess of value over cost).................  $3,147,754
Gross depreciation (investments having an excess of cost over value).................   (139,802)
                                                                                       ---------
Net unrealized appreciation of investments...........................................  $3,007,952
                                                                                       ---------
                                                                                       ---------

  For the period September 28, 1998 through December 31, 1998, aggregate purchases and sales of portfolio securities, excluding short-term securities, were $20,501,346 and $1,078,393, respectively.

NOTES TO FINANCIAL STATEMENTS

FEDERAL TAX STATUS

  The Portfolio intends to distribute all of its taxable income and to comply with the other requirements of the Internal Revenue Code applicable to regulated investment companies. Accordingly, no provision for federal income taxes is required.

  To reflect reclassifications arising from permanent "book/tax" differences for the period September 28, 1998 through December 31, 1998, distributions in excess of net investment income was increased by $50 and accumulated net realized gains was decreased by $50.

SHARES OF BENEFICIAL INTEREST

  There are an unlimited number of $0.001 par value shares of beneficial interest authorized. Transactions in shares of beneficial interest were as follows:

                                                                                                                  FOR THE PERIOD
                                                                                                                SEPTEMBER 28, 1998+
                                                                                                                      THROUGH
                                                                                                                 DECEMBER 31, 1998
                                                                                                                -------------------
Shares sold...................................................................................................        1,547,313
Shares repurchased............................................................................................          (38,393)
                                                                                                                       --------
Net increase..................................................................................................        1,508,920
                                                                                                                       --------
                                                                                                                       --------

---------------
+  Commencement of operations

MITCHELL HUTCHINS SERIES TRUST--TACTICAL ALLOCATION PORTFOLIO

FINANCIAL HIGHLIGHTS

  Selected data for a share of beneficial interest outstanding throughout the period is presented below:

                                                                                                                  FOR THE PERIOD
                                                                                                                   SEPTEMBER 28,
                                                                                                                   1998+ THROUGH
                                                                                                                 DECEMBER 31, 1998
                                                                                                                 -----------------
Net asset value, beginning of period...........................................................................      $   12.00
                                                                                                                       -------
Net investment income..........................................................................................           0.02
Net realized and unrealized gains from investments.............................................................           2.99
                                                                                                                       -------
Net increase from investment operations........................................................................           3.01
                                                                                                                       -------
Dividends from net investment income...........................................................................          (0.02)
Distributions from net realized gains from investments.........................................................          (0.08)
                                                                                                                       -------
Total dividends and distributions to shareholders..............................................................          (0.10)
                                                                                                                       -------
Net asset value, end of period.................................................................................      $   14.91
                                                                                                                       -------
                                                                                                                       -------
Total investment return (1)....................................................................................         24.98%
                                                                                                                       -------
                                                                                                                       -------

Ratios/Supplemental data:
Net assets, end of period (000's)..............................................................................      $  22,494
Expenses to average net assets.................................................................................           0.95%*
Net investment income to average net assets....................................................................           0.77%*
Portfolio turnover rate........................................................................................             6%

---------------
+  Commencement of operations
*  Annualized
(1) Total investment return is calculated assuming a $1,000 investment on the first day of the period reported, reinvestment of all dividends and distributions, if any, at net asset value on the payable dates and a sale at net asset value on the last day of the period reported. The figures do not include additional contract level charges; results would be lower if such charges were included. Total investment return for the period has not been annualized.

MITCHELL HUTCHINS SERIES TRUST--TACTICAL ALLOCATION PORTFOLIO

REPORT OF INDEPENDENT AUDITORS

The Board of Trustees and Shareholders
Mitchell Hutchins Series Trust - Tactical Allocation Portfolio

  We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Mitchell Hutchins Series Trust - Tactical Allocation Portfolio, (the "Portfolio") (one of the Portfolios constituting Mitchell Hutchins Series Trust) (the "Fund") as of December 31, 1998, and the related statement of operations, the statement of changes in net assets and the financial highlights for the period September 28, 1998 (commencement of operations) through December 31, 1998. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

  We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of investments owned as of December 31, 1998, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

  In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Mitchell Hutchins Series Trust - Tactical Allocation Portfolio at December 31, 1998, the results of its operations, the changes in its net assets and the financial highlights for the period September 28, 1998 through December 31, 1998, in conformity with generally accepted accounting principles.

                                          /S/ ERNST & YOUNG LLP

New York, New York
February 11, 1999

ANNUAL REPORT






MITCHELL
HUTCHINS SERIES
TRUST

TACTICAL
ALLOCATION
PORTFOLIO



DECEMBER 31, 1998


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